Cover Page Statement	Sep. 03, 2020
Document Entity Information [Abstract]
Written Communications	false
Document Type	8-K
Document Period End Date	Sep. 03, 2020
Entity Registrant Name	Broadcom Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38449
Entity Tax Identification Number	35-2617337
Entity Address, Address Line One	1320 Ridder Park Drive,
Entity Address, City or Town	San Jose,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95131-2313
City Area Code	(408)
Local Phone Number	433-8000
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001730168
Amendment Flag	false
Document Information [Line Items]
Entity File Number	001-38449
Common Stock [Member]
Document Entity Information [Abstract]
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	AVGO
Security Exchange Name	NASDAQ
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	AVGO
Security Exchange Name	NASDAQ
Series A Preferred Stock [Member]
Document Entity Information [Abstract]
Title of 12(b) Security	Mandatory Convertible Preferred Stock, Series A, $0.001 par value
Trading Symbol	AVGOP
Security Exchange Name	NASDAQ
Document Information [Line Items]
Title of 12(b) Security	Mandatory Convertible Preferred Stock, Series A, $0.001 par value
Trading Symbol	AVGOP
Security Exchange Name	NASDAQ